Taxes Other than Income Tax - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Taxes Payable [Line Items]
Accruals for land tax	$ 19,238	$ 30,649	$ 38,649
Land lease expenses	48,042	36,457	18,804
Environmental restoration and air contaminant emission Fee	4,831	2,785
Reversal of franchise tax		12,614
Income relating to recalculation of mining taxes		$ 5,137	$ 21,429
Minimum [Member]
Other Taxes Payable [Line Items]
Expenses for operating lease of land period	1 year
Maximum [Member]
Other Taxes Payable [Line Items]
Expenses for operating lease of land period	49 years